Cannabis Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 63.3%
	AGRICULTURAL CHEMICALS — 3.8%
400	Scotts Miracle-Gro Co.	$60,020
	AGRICULTURAL PRODUCER — 5.1%
17,200	Village Farms International, Inc.*,1	79,980
	BIOTECHNOLOGY — 10.4%
12,000	Cardiol Therapeutics, Inc. - Class A*	27,021
1,500	GW Pharmaceuticals PLC - ADR*,1	135,015
		162,036
	EXTRACTION — 3.6%
13,000	Neptune Wellness Solutions, Inc.*	25,090
25,000	Valens Co., Inc.*	30,398
		55,488
	PHARMACEUTICAL — 28.8%
31,000	Aphria, Inc.*,1	139,500
9,800	Canopy Growth Corp.*	184,044
17,000	Cronos Group, Inc.*,1	89,930
15,000	Organigram Holdings, Inc.*	18,000
2,000	Tilray, Inc.*,1	11,420
1,500	Zynerba Pharmaceuticals, Inc.*	5,145
		448,039
	REIT — 4.7%
630	Innovative Industrial Properties, Inc. - REIT	73,477
	RETAIL — 6.9%
100,000	Fire & Flower Holdings Corp.*	55,543
3,100	GrowGeneration Corp.*,1	51,770
		107,313
	TOTAL COMMON STOCKS
	(Cost $1,003,266)	986,353
	INVESTMENT COMPANIES / ETFS — 35.8%
	HEALTHCARE — 35.8%
7,200	AdvisorShares Pure Cannabis ETF	81,576
19,000	AdvisorShares Pure U.S. Cannabis ETF *	475,760
		557,336
	TOTAL INVESTMENT COMPANIES / ETFS
	(Cost $535,241)	557,336
	SHORT-TERM INVESTMENTS — 26.6%
385,820	BlackRock FedFund - Institutional Shares, (0.01)%[2,3]	385,820

Cannabis Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Number of Shares		Value

23,120	Fidelity Investments Money Market Funds - Government Portfolio- Class I, 0.01%[2,3]	23,120
4,808	Fidelity Investments Money Market Funds - Treasury Portfolio- Class I, 0.01%[3]	4,808
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $413,748)	413,748
	TOTAL INVESTMENTS — 125.7%
	(Cost $1,952,255)	1,957,437
	Liabilities in Excess of Other Assets — (25.7)%	(400,586)
	TOTAL NET ASSETS — 100.0%	$1,556,851

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $382,159 at October 31, 2020.
[2]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $408,940 at October 31, 2020, which represents 26.27% of Net Assets.
[3]The rate is the annualized seven-day yield at period end.